Long Term Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Future Minimum Payments on Credit Facility
Future minimum payments on the credit facility at December 31, 2014 are as follows:

Years ending December 31,
2015	-
2016	2,230,000
$2,230,000